SEGMENT INFORMATION - Geographical information (Details) ¥ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2018 USD ($)
Disclosure of geographical areas [line items]
Property, plant and equipment	¥ 407,337	¥ 395,868	¥ 432,465	$ 59,245
Investments in associates and a joint venture	24,701	29,146	29,995
Other non-current assets	¥ 9,482	¥ 9,248	¥ 7,422	$ 1,378
PRC [member]
Disclosure of geographical areas [line items]
Ratio of revenue from customers in different locations to Group's revenues	68.00%	65.00%	70.00%
Property, plant and equipment	¥ 167,800	¥ 162,027	¥ 174,853
Investments in associates and a joint venture	3,947	3,680	3,451
Other non-current assets	¥ 8,767	¥ 8,502	¥ 6,593
Other locations [member] | Maximum [member]
Disclosure of geographical areas [line items]
Ratio of revenue from customers in different locations to Group's revenues	10.00%	10.00%	10.00%
Canada [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	¥ 92,386	¥ 95,552	¥ 103,173
Other non-current assets	636	605	731
Others [member]
Disclosure of geographical areas [line items]
Property, plant and equipment	147,151	138,289	154,439
Investments in associates and a joint venture	20,754	25,466	26,544
Other non-current assets	¥ 79	¥ 141	¥ 98